SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF FORTH REPORTING REVENUE INFORMATION

The following table sets forth reporting revenue information by geographic region:

	Year ended December 31,
	2025	2024	2023
	USD in thousands
Israel	162	162	250
Japan	63	202	172
USA	32	-	40
South.Korea	7	55	-
France	74	-	-
Other (*)	60	17	35
	398	436	497

(*)	No country represented is greater than 10% of the revenues as of the years presented, other than the countries presented above.

SCHEDULE OF REVENUES MAIN CUSTOMERS

The following table is a summary of the distribution of revenues by main customers:

	Year ended December 31,
	2025	2024		2023
	USD in thousands
Customer A	162	162		250
Customer B	-	20	(*)	70
Customer C	40	-		-
Customer D	-	74		-
Customer E	-	55		-
Customer F	-	46		-

(*)	Lower than 10%.